Long-term Investment (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) item shares	May. 31, 2014 CNY (¥) shares	Dec. 31, 2015 CNY (¥) item shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	May. 31, 2014 USD ($) shares	Jul. 31, 2012
Investment long-term
Investment income					$ 24,323,479
Prepayment for investment					$ 2,368,994		$ 7,766,948		$ 15,745,728
Jupai
Investment long-term
Conversion ratio of shares				1	1
Number of shares obtained | shares				16,565,592	16,565,592
Number of ordinary shares representing each ADS | item				6	6
Investment income					$ 23,104,056
Accrued withholding tax					$ 2,530,329
Number of shares held | shares					55,320,612
Ownership interest held (as a percent)					31.00%
Balance investment					$ 55,682,202
Operating data:
Revenue					95,529,304		39,138,038		22,594,781
Cost					(37,414,007)		(10,657,267)		(3,703,030)
Selling, general and administrative expenses					(28,363,598)		(12,777,688)		(8,257,935)
Profit from operations					32,329,720		17,841,307		11,247,071
Net income					26,523,390		14,630,140		9,050,371
Balance Sheet Data:
Current assets	$ 53,539,720				153,068,268		53,539,720
Non-current assets	13,774,143				88,616,208		13,774,143
Current liabilities	19,464,239				58,136,071		19,464,239
Non-current liabilities	$ 1,270,966				13,492,814		1,270,966
Star Capital
Investment long-term
Investment made												¥ 100,000,000	$ 15,735,900
Amount received as a return of capital				¥ 5,000,000	$ 793,560	¥ 15,000,000	2,455,830	¥ 35,000,000	5,740,630
Ownership interest held (as a percent)												3.80%	3.80%
Wuling Center
Investment long-term
Investment made						18,000,000	$ 2,946,996	¥ 27,000,000	$ 4,428,486	¥ 15,000,000	$ 2,386,440
Ownership interest held (as a percent)	6.50%						6.50%	6.50%	6.50%
Purchase price allocation
Percentage of vote of limited partners vote required to remove general partner without cause																50.00%
Wuling Center | Xin Zhou
Investment long-term
Ownership interest held (as a percent)					4.90%
Shengyuan Center
Investment long-term
Ownership interest held (as a percent)	41.60%						41.60%
Shouxin Center Shenquan Xenter
Investment long-term
Ownership interest held (as a percent)	28.00%						28.00%
Shouxin Center
Investment long-term
Investment made						15,000,000	$ 2,437,920	¥ 15,000,000
Ownership interest held (as a percent)	13.00%						13.00%
Equity Method Investment, Realized Gain (Loss) on Disposal [Abstract]
Net proceeds from equity method investment after deducting commissions and related expenses		$ 2,287,950
Ownership percentage disposed		12.20%
Equity interest held by third parties (as a percent)		4.80%
Equity interest held by employees (as percentage)		7.40%
Number of employees having equity method investment ownership interest | item		2
Gain (loss) recognized from disposal		$ 0
Muxin Center
Investment long-term
Investment made						¥ 25,000,000	$ 4,085,625
Ownership interest held (as a percent)	23.40%						23.40%
Wexfin
Investment long-term
Number of shares acquired | shares														15,778,152
Consideration for shares acquired														$ 12,222,128
Share price | $ / shares														$ 0.7746
Ownership interest held, cost method investment (as a percent)														11.70%
Jupai | Wuling Center
Investment long-term
Ownership interest transferred				1.10%	1.10%
ADSs | Jupai
Investment long-term
Share price | $ / shares					$ 10.0
Convertible Redeemable Preferred Shares | Jupai
Investment long-term
Fair value	$ 39,484,906						$ 39,484,906
Unrealized gains in accumulated other comprehensive income	$ 13,765,098				$ 25,106,794		$ 13,765,098
Convertible Redeemable Preferred Shares | Jupai | Jupai
Investment long-term
Number of shares acquired | shares			12,918,340												12,918,340
Consideration for shares acquired			¥ 48,000,000												$ 7,801,728
Convertible Redeemable Preferred Shares | Shareholder of Jupai | Jupai
Investment long-term
Number of preferred shares issued upon re-designation of ordinary shares | shares	12,918,340		12,918,340
Ordinary Shares | Jupai
Investment long-term
preferred shares converted to ordinary shares | shares				38,755,020	38,755,020
Ordinary Shares | Shareholder of Jupai | Jupai
Investment long-term
Number of shares acquired | shares		12,918,340	12,918,340												12,918,340
Consideration for shares acquired		$ 10,116,352	¥ 48,000,000												$ 7,801,728